Transactions and balances with related parties - Key management (Details) - Key Management Personnel of Entity or Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income
Short-term employee benefits	$ 3,528	$ 3,332	$ 3,889
Other benefits	40	114	107
Share-based compensation	2,070	1,858	5,155
Total	$ 5,638	$ 5,304	$ 9,151